Fees Summary	Jul. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,266,000
Previously Paid Amount	0.00
Total Fee Amount	334.46
Total Offset Amount	0.00
Net Fee	334.46
Narrative - Max Aggregate Offering Price	$ 2,266,000
Final Prospectus	true